Non-Hedge Derivative Gain	3 Months Ended
Mar. 31, 2011
Derivative Instruments Not Designated As Hedging Instruments Gain Loss Net [Abstract]
Derivative Instruments Not Designated as Hedging Instruments [Text Block]
	Three months ended March 31,
	2011	2010
	(unaudited)	(unaudited)
	(in US dollars, millions)

Non-hedge derivative gain

Gain on non-hedge derivatives	17	61

The net gain recorded in the three months ended March 31, 2011 relates to the fair value movements of the conversion features of convertible bonds and the warrants on shares.

During the latter part of 2010, the Company eliminated its gold hedge book. The final phase of the hedge restructuring was funded with proceeds from the equity offering and the three-year mandatory convertible bonds issued in September 2010, as well as cash from internal sources and debt facilities.

As a result of the accelerated cash settlement of the normal purchase and sale exempted (“NPSE”) contracts during July 2009, the FASB ASC guidance on derivatives and hedging necessitated a review of the continuing designation of, and accounting treatment for, the remaining NPSE contracts that were not part of the accelerated settlement. Management concluded, in accordance with the provisions of the FASB ASC guidance, to re-designate all remaining NPSE contracts as non-hedge derivatives and to account for such contracts at fair value on the balance sheet with changes in fair value accounted for in the income statement.

The effect of the NPSE re-designation in July 2009 and subsequent accounting for these contracts is stated below.

	At March 31,	At December 31,
	2011	2010
	(unaudited)	(unaudited)
	(in US Dollars, millions)

Liability at beginning of period	-	556
Fair value movements (recorded in non-hedge derivative loss)	-	131
Realized settlements	-	(687)
Liability at end of period	-	-

Movement on bonds

	At March 31,	At March 31,
	2011	2010
	(unaudited)	(unaudited)
	(in US Dollars, millions)

Fair value gain on mandatory convertible bonds	24	-

Fair value movements on the mandatory convertible bonds relate to the ex interest NYSE closing price as further discussed in Note E.